SHARE-BASED COMPENSATION RESERVE - Schedule of Changes in Warrants, Share Options and Restricted Share Units (“RSUs”) (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	5,834,519	5,852,864	5,562,984
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	0	50,000	50,000
Share options
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	1,165,918	1,746,094	1,456,214
RSUs
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	611,831	0	0
2020 Stock Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	1,777,749	1,796,094	1,506,214
Founders Awards granted in 2021
Disclosure Of Classes Of Share Capital [Line Items]
Total grants and awards outstanding	4,056,770	4,056,770	4,056,770